Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

The following table sets forth information regarding the compensation received by our Principal Executive Officer (PEO) and our other named executive officers compared to compensation actually paid to such officers, and certain financial performance measures during the last three completed fiscal years.

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Total Shareholder Return (5) (f)	Net Income (g)
2025	1,055,178	587,406	581,938	473,129	$ 55	(14,652,000)
2024	1,004,760	536,451	585,458	444,928	$ 48	(35,898,000)
2023	1,020,580	318,935	678,357	353,107	$ 47	(31,185,000)

(1) The dollar amounts reported represent the amount of total compensation reported for Ms. Ellen Cotter, who served as our PEO in 2023, 2024 and 2025 for each corresponding fiscal year in the "Total($)" column of the Summary Compensation Table for the covered fiscal year. Refer to the "Summary Compensation Table" for the covered fiscal year for more information.

(2) The dollar amounts reported represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, in fiscal years 2023, 2024 and 2025. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation  S- K, the following adjustments were made to our PEO’s total compensation for each fiscal year to determine the compensation actually paid:

Named Executive Officers, Footnote	The dollar amounts reported represent the amount of total compensation reported for Ms. Ellen Cotter, who served as our PEO in 2023, 2024 and 2025 for each corresponding fiscal year in the "Total($)" column of the Summary Compensation Table for the covered fiscal year. Refer to the "Summary Compensation Table" for the covered fiscal year for more information.
PEO Total Compensation Amount	$ 1,055,178	$ 1,004,760	$ 1,020,580
PEO Actually Paid Compensation Amount	$ 587,406	536,451	318,935
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Deduction for Option Awards ($)	Deduction for SCT "Restricted Stock Awards" ($)	Change in fair value of equity awards granted in prior years that vested at the end of or during the covered fiscal year ($)	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year ($)	Fair value at the end of the prior fiscal year of equity awards granted in the prior year that were forfeited during the covered fiscal year ($)	Increase for service cost and prior service cost for pension plans ($)	Compensation Actually Paid to PEO ($)
2025	1,055,178	(432,600)	--	(6,701)	(28,471)	--	--	587,406
2024	1,004,760	(384,180)	--	(17,335)	(66,794)	--	--	536,451
2023	1,020,580	--	(400,000)	(43,575)	(258,071)	--	--	318,935

Non-PEO NEO Average Total Compensation Amount	$ 581,938	585,458	678,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 473,129	444,928	353,107
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction for Option Awards ($)	Deduction for SCT "Restricted Stock Awards" ($)	Change in fair value of equity awards granted in prior years that vested at the end of or during the covered fiscal year ($)	Change in fair value of equity awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year ($)	Fair value at the end of the prior fiscal year of equity awards granted in the prior year that were forfeited during the covered fiscal year ($)	Increase for service cost and prior service cost for pension plans ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	581,938	(92,999)	--	(3,255)	(12,555)	--	--	473,129
2024	585,458	(102,192)	--	(7,553)	(30,785)	--	--	444,928
2023	678,357	--	(195,000)	(17,038)	(113,212)	--	--	353,107

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	.
Total Shareholder Return Amount	$ 55	48	47
Net income (loss)	$ (14,652,000)	$ (35,898,000)	$ (31,185,000)
PEO Name	Ms. Ellen Cotter	Ms. Ellen Cotter	Ms. Ellen Cotter
PEO | Deduction For Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (432,600)	$ (384,180)
PEO | Deduction For SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (400,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,701)	(17,335)	(43,575)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,471)	(66,794)	(258,071)
Non-PEO NEO | Deduction For Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,999)	(102,192)
Non-PEO NEO | Deduction For SCT Restricted Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(195,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,255)	(7,553)	(17,038)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,555)	$ (30,785)	$ (113,212)